GOODWILL - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	May 22, 2020	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 7,713,817	$ 7,348,587			$ 7,318,594
Impairment	$ 5,065	13,041
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 20 years.
Banco Bilbao Vizcaya Argentaria S.A. Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	98.92%
Grupo Financiero Reformador de Guatemala [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Banco de Credito y Desarrollo Social [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	94.99%
Medios de Pago MP S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements	$ 853,401
COINCA Corporation Inc [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired			99.60%	96.60%
Concesionaria Panamericana S.A.S.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 101,809	106,874
Impairment	5,065
Leasing Bogota S.A. Panama
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,519,230	5,148,935
Recoverable amount of asset or cash-generating unit	$ 20,958,728
Explanation of period over which management has projected cash flows	10 year projection
Book value of cash-generating unit	$ 14,819,773
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate applied to cash flow projections	12.30%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 18,486,504
Exceeds the Book Value Of Cash generating Unit	6,138,955
Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	465,905	465,905
Recoverable amount of asset or cash-generating unit	$ 10,474,819
Explanation of period over which management has projected cash flows	5-year projection
Book value of cash-generating unit	$ 9,103,322
Growth rate used to extrapolate cash flow projections	3.30%
Discount rate applied to cash flow projections	13.00%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 9,420,575
Exceeds the Book Value Of Cash generating Unit	1,371,497
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	538,231	$ 538,231
Recoverable amount of asset or cash-generating unit	$ 4,773,395
Explanation of period over which management has projected cash flows	20 years projection
Book value of cash-generating unit	$ 2,643,082
Growth rate used to extrapolate cash flow projections	3.40%
Discount rate applied to cash flow projections	13.60%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 4,342,350
Exceeds the Book Value Of Cash generating Unit	$ 2,130,313